Loans Payable (Secured and $500 Line of Credit) (Details) - USD ($)	Mar. 31, 2016	Mar. 29, 2016	Dec. 23, 2015	Jun. 30, 2015	Jun. 30, 2014
Line of Credit Facility [Line Items]
Stated interest rate (as a percent)			12.00%
Outstanding balances	$ 26,882,000			$ 24,091,000	$ 15,000,000
Line of Credit | Secured Revolving Loan
Line of Credit Facility [Line Items]
Outstanding balances	1,500,000			0
Line of Credit | Secured Revolving Line of Credit
Line of Credit Facility [Line Items]
Current borrowing capacity	500,000	$ 500,000
Outstanding balances	$ 88,000			$ 0